Share Capital	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Share Capital
17.	SHARE CAPITAL

(a)	Authorized and issued
The Company is authorized to issue an unlimited number of common shares with no par value.
On August 20, 2019, the Company completed a consolidation of its common shares at a ratio of five pre-consolidation
common shares for one post-consolidation common share (the “Consolidation”). No fractional common shares were issued in connection with the Consolidation. As a result of the Consolidation, shares issuable pursuant to the Company’s outstanding options, warrants, restricted share units and other convertible securities were proportionally adjusted on the same basis.
At December 31, 2019, 113.5 million common shares were issued and outstanding.

(b)	Share issuances
On January 16, 2018, Pacific Road exercised its
pre-existing
non-dilution
rights in connection with the acquisition of Castle Mountain in December 2017, resulting in the issuance of 4.2 million common shares for gross proceeds of $15.2 million (C$19.2 million). The Company incurred $0.5 million in share issuance costs.
On October 12, 2018, the Company closed brokered and
non-brokered
private placements (collectively, the “Private Placements”) of subscription receipts (the “Subscription Receipts”) to fund the Mesquite Acquisition. The Subscription Receipts were priced at C$4.75 each for aggregate gross proceeds of approximately $75 million (C$97.5 million). Each Subscription Receipt entitled the holder to receive one common share of Equinox Gold upon satisfaction of certain conditions (the “Release Conditions”), which were achieved on closing of the Mesquite Acquisition.
The brokered Private Placement consisted of 6,843,000 Subscription Receipts issued pursuant to an underwriting agreement entered into with a syndicate of banks (collectively, the “Underwriters”). The non-brokered
Private Placement consisted of 13,683,320 Subscription Receipts issued pursuant to subscription agreements with investors. In connection with the brokered Private Placement, the Company agreed to pay the Underwriters, subject to certain adjustments, a cash fee of 5% of the gross proceeds of the brokered Private Placement on satisfaction of the Release Conditions. The Company incurred $2.0 million in share issuance costs in respect of the Private Placements.
In connection with the $20 million Sprott Facility obtained on October 30, 2018, the Company issued to Sprott 0.4 million common shares. An amendment of the existing credit facility between the Company’s wholly-owned subsidiary, Aurizona Goldfields Corp., and Sprott was required in connection with the Sprott Facility and provided for the issuance of 875,000 warrants to purchase common shares of the Company to Sprott at an exercise price of C$5.70, for a term of 4.25 years.
On June 30, 2019, the Company issued to Sandstorm 2.2 million common shares as settlement of the first principal instalment and accrued interest due under the Debenture.

(c)	Share purchase options
The Company has an incentive stock option plan (the “Option Plan”) whereby the Company may grant stock options to eligible employees, officers, directors and consultants with the exercise price, expiry date, and vesting conditions determined by the Board of Directors. All options are equity settled. The Option Plan provides for the issuance of up to 10% of the Company’s issued common shares as at the date of the grant.

During the year ended December 31, 2019, the Company granted 0.4 million (2018 – 0.5 million) share purchase options to directors, officers, employees and consultants of the Company. The fair value of options granted was determined using the Black-Scholes option pricing model using the following weighted average assumptions:

	2019	2018
Exercise price (C$)	$5.30	$5.45
Risk-free interest rate	1.8%	2.1%
Volatility	65.7%	68.6%
Dividend yield	0.0%	0.0%
Expected life	5.0 years	4.8 years
Total share-based compensation expense for the year ended December 31, 2019 related to the vesting of stock options was $0.9 million (2018 – $1.0 million).
A summary of the Company’s share purchase options is as follows:

	Shares issuable on exercise of options	Weighted average exercise price (C$)
Outstanding, December 31, 2017	2,635,747	$7.00
Granted	543,052	5.45
Exercised	(158,520)	3.10
Expired/forfeited	(243,977)	10.70

Outstanding, December 31, 2018	2,776,302	$6.35
Granted	359,210	5.30
Exercised	(240,895)	2.85
Expired/forfeited	(219,504)	10.97

Outstanding, December 31, 2019	2,675,113	$5.99
At December 31, 2019, the Company had the following options issued and outstanding:

Options Outstanding				Options Exercisable
Range of exercise price (C$)	Number of options	Weighted average exercise price (C$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (C$)
$2.15 - $2.99	781,930	$2.52	1.63	781,930	$2.52
$3.00 - $5.99	1,393,181	5.26	3.45	869,748	3.26
$6.00 - $8.99	114,923	6.79	1.89	104,014	6.17
$9.00 - $11.99	46,126	11.62	2.45	46,126	11.62
$12.00 - $17.15	338,953	15.94	1.53	338,953	15.94

	2,675,113			2,140,771
The weighted average exercise price of options exercisable at December 31, 2019, was C$5.32.

(d)	Share purchase warrants
A continuity of the Company’s share purchase warrants is as follows:

	Shares issuable on exercise of warrants	Weighted average exercise price (C$)
Outstanding, December 31, 2017	23,457,178	$12.45
Issued	1,575,000	5.35
Exercised	(127,915)	2.35
Expired	(338,401)	23.15

Outstanding, December 31, 2018	24,565,862	$11.90
Exercised	(363,235)	5.36
Expired	(151,437)	14.60

Outstanding, December 31, 2019	24,051,190	$12.00
At December 31, 2019, the Company had the following share purchase warrants issued and outstanding:

Range of exercise price (C$) (1)	Shares issuable on exercise of warrants	Weighted average exercise price (C$) (1)	Expiry dates
$3.67 - $4.99	3,632,455	$4.43	June 2020 – May 2021
$5.00 - $9.99	3,359,046	5.61	June 2020 – May 2023
$10.00 - $14.99	830,495	11.53	December 2020 – August 2021
$15.00 - $19.99	16,093,384	15.00	October 2021
$20.00 - $25.00	135,810	20.83	June 2020 – July 2020

	24,051,190

(1)
Pursuant to the Arrangement (note 5(d)), 24,051,190 warrants with a weighted average exercise price of $12.00 are exercisable into one common share of Equinox Gold and one-half
of a share of Solaris. Equinox Gold will receive nine-tenths of the proceeds from the exercise of each of these warrants and the remaining proceeds will be paid to Solaris.

Subsequent to December 31, 2019, the Company issued 932,647 common shares for warrants exercised, including 155,000 common shares for warrants that were exercised on December 31, 2019.

(e)	Restricted share units
Equity settled RSUs
Under the terms of the Equinox Gold Restricted Share Unit Plan (“RSU Plan”) the Board of Directors may, from time to time, grant to employees, officers and consultants, RSUs and pRSUs in such numbers and for such terms as may be determined by the Board of Directors. RSUs granted under the RSU Plan are exercisable in shares after the vesting conditions, as specified by the Board of Directors, are met and until the third calendar year after the year in which the RSUs have been granted.
During year ended December 31, 2019, the Company granted 0.5 million RSUs (2018 – 0.7 million) and 0.1 million pRSUs (2018 – 0.1 million) to directors, officers and employees. The fair value of RSUs was determined based on the Company’s share price on the date of grant. The weighted average share price for RSUs granted in the year was C$5.65 (2018 – C$6.40). The pRSUs vest three years from the date of grant and the actual number of shares issued will range from 50% to 150% of the pRSU grant based on the Company’s share price performance compared to the Junior Gold Miner’s Index (GDXJ). Compensation expense related to the pRSUs is recorded over the three-year vesting period and the amount is adjusted at each reporting period to reflect the change in quoted market value of the Company’s common shares, the number of pRSUs expected to vest, and the expected performance factor.
In 2018, the Company granted 0.8 million pRSUs to the Company’s Chairman, Ross Beaty, which have a fair value of $1.9 million. Vesting of these pRSUs is based on the Company’s share price reaching specified levels as determined by the Board of Directors. The term to expiry is five years and any shares issued in connection with the grant have a mandatory hold period of two years.
The number of shares issued upon vesting of these pRSUs is determined by multiplying the number of pRSUs granted by an adjustment factor, which ranges from 0 to 3.0 based on the share price achieved by the Company. The estimated fair value of the pRSUs is amortized on a straight-line basis over the expected performance period.
During the year ended December 31, 2019, the Company issued 0.2 million and 0.1 million common shares to settle RSUs and pRSUs, respectively, that vested in the year (2018 – 0.3 million RSUs; 0.1 million pRSUs). Total share-based compensation expense for the year ended December 31, 2019 related to the vesting of RSUs and pRSUs was $3.9 million (2018 – $4.6 million).
A continuity table of the equity-settled RSUs and pRSUs outstanding is as follows:

	RSUs	pRSUs
Outstanding, December 31, 2017	143,363	441,994
Granted	690,998	822,100
Settled	(287,634)	(121,550)
Forfeited	(3,450)	-

Outstanding, December 31, 2018	543,277	1,142,544
Granted	488,560	143,740
Settled	(220,289)	(129,706)
Forfeited	(8,500)	(44,200)

Outstanding, December 31, 2019	803,048	1,112,378
Cash settled RSUs
Under the terms of the RSU plan, certain RSUs granted to eligible employees entitle the holder to a cash payment equal to the number of RSUs granted, multiplied by the quoted market value of the Company’s common shares on completion of the vesting period (the “cash-settled RSUs”). Compensation expense related to these RSUs is recorded over a two-year
vesting period. The amount of compensation expense is adjusted at each reporting period to reflect the change in quoted market value of the Company’s common shares and the number of RSUs expected to vest.
During the year ended December 31, 2019, the Company granted 0.2 million cash-settled RSUs (2018 – nil) with a weighted average grant date fair value of C$6.11. The total fair value of cash settled RSUs outstanding as at December 31, 2019 was $0.2 million and is included in other liabilities.